Other Non-Current Assets (Details) - USD ($) $ in Thousands	1 Months Ended	9 Months Ended
	May 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Components of Other Non-Current Assets:
Operating lease right-of-use asset		$ 10,695	$ 0
Other non-current assets		20,475	40,729
Total other non-current assets		75,095	139,104
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Investment in OLT Offshore LNG Toscana		0	7,347
Impairment losses, investments	$ 7,300
Interest Rate Swaps
Components of Other Non-Current Assets:
Derivatives		0	6,298
FLNG | FLNG derivative
Components of Other Non-Current Assets:
Derivatives		43,925	$ 84,730
Golar Viking
Components of Other Non-Current Assets:
Other non-current assets		11,200
Hilli Conversion to FLNG
Components of Other Non-Current Assets:
Transfer from other non-current assets		$ 31,000
OLT Offshore LNG Toscana
Components of Other Non-Current Assets:
Ownership percentage				2.70%